Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of December 31, 2021 consisted of the following:

(in KUSD)	As of December 31, 2021
Work in process	10,562
Finished goods (1)	560
Total inventory	11,122

(1) Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider. Subsequent to December 31, 2021, the Company’s inventory is no longer held on consignment by the third-party logistics and distribution provider.